VAN KAMPEN AMERICAN CAPITAL
24F-2 REPORT

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2



1. Name and address of issuer:
     INSURED MUNICIPALS INCOME TRUST, 196TH MULTI SERIES
     ONE PARKVIEW PLAZA
     OAKBROOK, IL 60181

2. The name of each series or class of securities for which this form is filed:
     INSURED MUNICIPALS INCOME TRUST, 196TH MULTI SERIES

3. Investment company act file number: 811-2590
   Securities act file number: 333-02231

4(a). Last day of fiscal year for which this form is filed: DECEMBER 31, 1997

4(b).[ ] Check box if this form is being filed late.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:
     (i)    Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):                        $0

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                               $0

     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995 that
            were not previously used to reduce registration
            fees payable to the Commission:                                   $0

     (iv)   Total available redemption credits
            [add items 5(ii) and 5 (iii)]:                                    $0

     (v)    Net sales - if item 5(i) is greater than item 5(iv)
            [subtract item 5(iv) from item 5(i)]:                             $0

     (vi)   Redemption credits available for use in future
            years - if item 5(i) is less than item 5(iv)
            subtract item 5(iv) from item 5(i)]:                              $0

     (vii)  Multiplier for determining registration fee (See
            (instruction C.9):                                      x  0.0002950

     (viii) Registration fee due [multiply item 5(v)] by
            item 5(vii)] (enter 0 if no fee is due):                          $0

6. Prepaid Shares If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number
     of shares or other units deducted here:                           12,696

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
     future fiscal years, then state that number here:                  5,723

7.   Interest due - if this form is being filed more than 90 days after the
        end of the issuers fiscal year(see instruction D):                    $0

8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:                                              $0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

     Method of Delivery:
     [ ]     Wire Transfer
     [ ]     Mail or other means